INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME/(LOSS) BEFORE INCOME TAX

The United States and foreign components of (loss) income before income taxes were comprised of the following:

	For the years ended December 31,
	2021	2020
Tax jurisdictions from:
Local – United States	$(706,659)	$(735,159)
Foreign – Malaysia	(1,064,314)	1,070,806
Foreign – Hong Kong	(616,640)	180,700
(Loss) income before income tax	$(2,387,613)	$516,347

SCHEDULE OF PROVISION FOR INCOME TAX

The (provision for) benefit of income taxes consisted of the following:

	For the years ended December 31,
	2021	2020
Current:
- Local	$(22,205)	$-
- Foreign	(104,735)	16,748

Deferred:
- Local	-	-
- Foreign	(10,127)	(178,329)

Provision for income taxes	$(137,067)	$(161,581)

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The following table reconciles the local (United States) statutory rates to the Company’s effective tax rate for the periods indicated below:

	For the years ended December 31,
	2021		2020
U.S. statutory rate	21.0%		21.0%
Valuation allowance	(17.0)%		(4.0)%
Differential tax rate in Malaysia	3.0%		3.0%
Permanent difference	(12.7	)%(1)	11.3	%(2)
Effective tax rate	(5.7)%		31.3%

(1)	The amount comprised:

	-	6.2% being income derived in AATP HK that were not taxable in the Malaysia tax returns; and
	-	6.7% being expenses incurred in AATP LB, ASL, SEA, WATP, and DSY Wellness that are not deductible in the Malaysia tax return.

(2)	The amount comprised:

	-	10.2% being expenses incurred in AATP US that were not deductible in the Malaysia tax returns;
	-	0.2% being income derived in AATP HK that were not taxable in the Malaysia tax returns; and
	-	1.3% being expenses incurred in AATP LB, ASL, SEA and WATP that are not deductible in the Malaysia tax return.

SCHEDULE OF DEFERRED TAX ASSETS

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of December 31,
	2021	2020
Deferred tax assets:
Net operating loss carry forwards in U.S.	$153,061	$-
Net operating loss carry forwards in Malaysia	227,106	62,678
Less: valuation allowance	(380,167)	-
Deferred tax liabilities:
Depreciation	(15,574)	(68,421)
Deferred tax liabilities, net	$(15,574)	$(5,743)